Fair Value Measurements (Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - Fair Value, Measurements, Recurring - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	¥ 170,498
Assets measured at fair value, derivatives		¥ 182,304
Liabilities measured at fair value	2,420	80
Derivative Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Liabilities measured at fair value, derivatives	2,420	80
Derivative Liabilities | Foreign currency option contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Liabilities measured at fair value, derivatives	2,415	80
Derivative Liabilities | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Liabilities measured at fair value, derivatives	5	0
Derivative Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value, derivatives	16	474
Derivative Assets | Foreign currency option contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value, derivatives		474
Derivative Assets | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value, derivatives	16
Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	170,482	181,830
Available-for-sale Securities | Domestic equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	86,530	88,675
Available-for-sale Securities | Foreign equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	83,947	93,149
Available-for-sale Securities | Foreign debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	5	6
Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	170,482
Assets measured at fair value, derivatives		181,830
Level 1 | Available-for-sale Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	170,482	181,830
Level 1 | Available-for-sale Securities | Domestic equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	86,530	88,675
Level 1 | Available-for-sale Securities | Foreign equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	83,947	93,149
Level 1 | Available-for-sale Securities | Foreign debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	5	6
Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value	16
Assets measured at fair value, derivatives		474
Liabilities measured at fair value	2,420	80
Level 2 | Derivative Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Liabilities measured at fair value, derivatives	2,420	80
Level 2 | Derivative Liabilities | Foreign currency option contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Liabilities measured at fair value, derivatives	2,415	80
Level 2 | Derivative Liabilities | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Liabilities measured at fair value, derivatives	5	0
Level 2 | Derivative Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value, derivatives	16	474
Level 2 | Derivative Assets | Foreign currency option contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value, derivatives		¥ 474
Level 2 | Derivative Assets | Foreign exchange forward contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets measured at fair value, derivatives	¥ 16